Finance debt (Details Narrative) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Capital market balance	$ 13,164
Financing carrying rate, Dollar	86.00%
Financing carrying rate, Euro	2.00%
Financing carrying rate, Pounds	12.00%
Pre payment loan	$ 250
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value measurement, liabilities	12,703	$ 13,971
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value measurement, liabilities	12,939	$ 15,358
Debentures [Member]
IfrsStatementLineItems [Line Items]
Capital market balance	1,823
Commercial Note [Member]
IfrsStatementLineItems [Line Items]
Capital market balance	$ 857